LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of Components of Operating Lease Expense

The Company's subsidiaries entered into various non-cancelable operating lease agreements for certain of their offices and facilities, expiring between 2021 and 2027. Components of operating lease expense were as follows:

	Year ended December 31,
	2020	2019

Operating lease expenses*	$2,139	$2,196
Short- term lease expenses	222	272
Total lease expenses	$2,361	$2,468

*)	Operating lease expenses was paid in cash during the year ended December 31, 2020

Schedule of Future Lease Payments Under Operating Leases

As of December 31, 2020 and 2019, the Company’s operating leases had a weighted average remaining lease term of 3.2 and 3 years, respectively, and a weighted average discount rate of 4.5%.

Future lease payments under operating leases as of December 31, 2020 were as follows:

2021	$2,050
2022	1,389
2023	1,060
2024	827
Thereafter	100
Total future lease payments	5,426
Less imputed interest	(530)
Total lease liability balance	$4,896